Note 7 - Accrued Expenses	12 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note
7
– Accrued Expenses

Accrued expenses at
September 30, 2018
and
2017
are as follows:

	2018	2017
Employee costs	$741,818	$884,390
Triton Datacom earn-out	–	222,611
Taxes other than income tax	260,390	163,016
Interest	9,251	22,121
Other, net	138,551	114,584

	$1,150,010	$1,406,722